Note 9 - Long-term Debt and Financing - Scheduled Mandatory Commitment Reductions (Details) - CAD ($) $ in Millions		Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021
Forecast [Member] | Credit facility [member]
Statement Line Items [Line Items]
Mandatory borrowing commitment reductions	[1]	$ 35	$ 35	$ 35	$ 35	$ 35	$ 35

[1]	In addition to the scheduled mandatory commitment reductions in the table above, Just Energy will be required to reduce the commitments for the sale of unrestricted subsidiaries and for asset dispositions in any fiscal year greater than $500,000. On November 30, 2021, the facility will also be reduced by the lesser of (a) $30 million less the aggregate of all commitment reductions made related to the after-tax proceeds from certain assets on or before November 30,2021, and (b) the cumulative EBITDA for the trailing five fiscal quarters measured at September 30, 2021 less $176.0 million.